Selling and Marketing Expenses - Schedule of selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 2,847	$ 2,111	$ 1,555
Advertising and marketing	1,587	1,425	1,700
Travel and conferences	71	156	305
Total	$ 4,505	$ 3,692	$ 3,560